Note 5 - Vessels, net	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Vessels, net:

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2015	32,592	(548)	32,044
— Transferred from Advances for Vessels Acquisitions / Under Construction	65,062	-	65,062
— Depreciation charge for the period	-	(1,228)	(1,228)
Balance, June 30, 2016	97,654	(1,776)	95,878

On January 21, 2016 the Company took delivery of the M/T Eco Revolution, a 39,000 dwt newbuilding product/chemical tanker and on January 26, 2016 the vessel commenced its time charter employment with BP Shipping Limited. The final acquisition cost of the vessel amounted to $32,809 and comprised of $31,400 of yard installments and $1,409 of capitalized expenses.

On May 20, 2016 the Company took delivery of the M/T Stenaweco Excellence, a 50,000 dwt newbuilding product/chemical tanker and on May 23, 2016 the vessel commenced its time charter employment with Stena Weco A/S. The final acquisition cost of the vessel amounted to $32,253 and comprised of $30,778 of yard installments and $1,475 of capitalized expenses.

In the six month period ended June 30, 2016, the vessel M/T Stenaweco Excellence, with a total carrying amount of $32,124 as of June 30, 2016, was mortgaged as security for the credit facility with Norddeutsche Landesbank Girozentrale bank of Germany, or NORD/LB facility (see Note 8).